Changes in Number of Issued Shares of Common Stock (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Balance at beginning of fiscal year	24,048,165,727	21,782,185,320	15,494,397,690
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	116,698,750	151,921,540	287,787,630
Issuance of new shares of common stock by exercise of stock acquisition rights		4,748,000
Issuance of new shares of common stock by public offering			5,609,000,000
Issuance of new shares of common stock by way of third-party allotment			391,000,000
Issuance of new shares of common stock for stock exchanges		2,109,310,867
Balance at end of fiscal year	24,164,864,477	24,048,165,727	21,782,185,320